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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended  September 30, 2005
                                               ------------------

Check here if Amendment [ ]              Amendment Number :
                                                              ----------
   This Amendment (Check only one):  [ ] is a restatement
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RBS Partners, L.P.
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Address:  200 Greenwich Avenue
          -----------------------------
          Greenwich, CT 06830
          -----------------------------

Form 13F File Number:    28-2610
                         --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     William C. Crowley
          -----------------------------------------
Title:    President of General Partner
          -----------------------------------------
Phone:    (203) 861-4600
          -----------------------------------------

Signature, Place, and Date of Signing:

    /s/ William C. Crowley         Greenwich, CT              November 14, 2005
    --------------------------     ---------------------     -------------------
           (Signature)                 (City, State)                (Date)

Report Type ( Check only one):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE ( Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT ( Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                           1
Form 13F Information Table Entry Total:                      6
Form 13F Information Table Value Total:            $11,382,947
                                                (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number           Name
1             28-11470                       ESL Investments, Inc.

Explanatory Note:

RBS Partners, LP ("RBS") hereby advises that ESL Investments, Inc. and RBS may be deemed to share investment discretion for purposes of Rule 13f-1(b) of the Securities Exchange Act of 1934 (the "Act") over certain 13(f) securities for which RBS exercises direct control.



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

                                                     FORM 13F INFORMATION TABLE


Page 1 of 1

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                                                                                                                    COLUMN 8
COLUMN 1                COLUMN 2  COLUMN 3       COLUMN 4         COLUMN 5           COLUMN 6   COLUMN 7        VOTING AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
NAME OF                 TITLE OF                  VALUE      SHRS OR  SH/   PUT/    INVESTMENT   OTHER
 ISSUER                  CLASS      CUSIP        [x$1000]    PRN AMT  PRN   CALL    DISCRETION  MANAGERS       SOLE   SHARED   NONE
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
Autozone Inc.            Common  053332-10-2     496,723   5,966,638  SH              DEFINED             5,966,638
Autozone Inc.            Common  053332-10-2   1,280,340  15,379,462  SH               SOLE              15,379,462
AutoNation, Inc.         Common  05329W-10-2     188,509   9,439,602  SH              DEFINED             9,439,602
AutoNation, Inc.         Common  05329W-10-2   1,350,341  67,618,481  SH               SOLE              67,618,481
Sears Holdings Corp.     Common  812350-10-6      44,171     354,986  SH              DEFINED               354,986
Sears Holdings Corp      Common  812350-10-6   8,022,864  64,476,925  SH               SOLE              64,476,925

COLUMN TOTALS                    Grand Total  11,382,947
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